GOODWILL - (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill	$ 0	$ 8,107,014	$ 5,529,178
Impairment loss of goodwill	$ 8,107,014
Mercurity Limited and NBPay business
Goodwill		$ 8,107,014